INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Raw materials	$ 2,510	$ 2,284
Work in process	89	24
Finished goods	2,643	2,389
Total inventory	$ 5,242	$ 4,697